SIGNIFICANT ACCOUNTING POLICIES - Estimated useful lives for each asset group (Details)	12 Months Ended
Dec. 31, 2019
Bottom of range | Buildings
Disclosure of Significant Accounting Policies
Useful life measured as period of time, property, plant and equipment	10 years
Bottom of range | Furniture and fixtures
Disclosure of Significant Accounting Policies
Useful life measured as period of time, property, plant and equipment	5 years
Bottom of range | Computer Equipment [Member]
Disclosure of Significant Accounting Policies
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range | Equipment and machinery [member]
Disclosure of Significant Accounting Policies
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range | Vehicles
Disclosure of Significant Accounting Policies
Useful life measured as period of time, property, plant and equipment	3 years
Top of range | Buildings
Disclosure of Significant Accounting Policies
Useful life measured as period of time, property, plant and equipment	75 years
Top of range | Furniture and fixtures
Disclosure of Significant Accounting Policies
Useful life measured as period of time, property, plant and equipment	20 years
Top of range | Computer Equipment [Member]
Disclosure of Significant Accounting Policies
Useful life measured as period of time, property, plant and equipment	20 years
Top of range | Equipment and machinery [member]
Disclosure of Significant Accounting Policies
Useful life measured as period of time, property, plant and equipment	40 years
Top of range | Vehicles
Disclosure of Significant Accounting Policies
Useful life measured as period of time, property, plant and equipment	6 years